Debt - Additional Information (Detail)	3 Months Ended		12 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	3 Months Ended					3 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 14, 2011 USD ($)	Mar. 31, 2013 Senior Secured Term Loan USD ($)	Dec. 31, 2012 Kwinana Facility Asset Based Lending Facility	Mar. 31, 2013 Tiwest Joint Venture USD ($)	Dec. 31, 2012 Tiwest Joint Venture USD ($)	Mar. 31, 2012 Tiwest Joint Venture	Mar. 31, 2013 Exxaro USD ($)	Dec. 31, 2012 Exxaro USD ($)	Dec. 31, 2012 Senior Secured Notes USD ($)	Mar. 31, 2013 Term Facility USD ($)	Dec. 31, 2012 Term Facility USD ($)	Mar. 31, 2013 Term Facility Significant Other Observable Inputs (Level 2) USD ($)	Dec. 31, 2012 Term Facility Significant Other Observable Inputs (Level 2) USD ($)	Feb. 08, 2012 Term Facility Senior Secured Term Loan USD ($)	Jun. 30, 2012 Term Facility Senior Secured Delayed Draw USD ($)	Feb. 08, 2012 Term Facility Senior Secured Delayed Draw USD ($)	Mar. 31, 2013 Term Facility Senior Secured Delayed Draw USD ($)	Mar. 31, 2013 Secured Bonds USD ($)	Dec. 31, 2012 Secured Bonds USD ($)	Feb. 08, 2013 Exit Financing Facility USD ($)	Dec. 31, 2012 Exit Financing Facility USD ($)	Feb. 08, 2012 Exit Financing Facility	Mar. 31, 2013 Co-generation Unit Financing Arrangement USD ($)	Dec. 31, 2012 Co-generation Unit Financing Arrangement USD ($)	Feb. 28, 2013 Term Loan USD ($)	Mar. 31, 2013 Term Loan USD ($)	Feb. 28, 2013 Term Loan Senior Secured Delayed Draw USD ($)	Mar. 31, 2013 Term Loan Senior Secured Delayed Draw USD ($)	Mar. 31, 2013 Term Loan USD ($)	Mar. 31, 2013 Term Loan Euro Dollar Margin	Mar. 31, 2013 Senior Notes Significant Other Observable Inputs (Level 2) USD ($)	Dec. 31, 2012 Senior Notes Significant Other Observable Inputs (Level 2) USD ($)	Mar. 31, 2013 Financial Covenant	Mar. 31, 2013 Debt Covenants USD ($)	Mar. 31, 2013 Maximum USD ($)	Dec. 31, 2012 Maximum USD ($)	Mar. 31, 2013 Minimum Term Loan	Mar. 31, 2013 UBS Revolver USD ($)	Dec. 31, 2012 UBS Revolver USD ($)	Mar. 31, 2013 UBS Revolver Maximum USD ($)	Dec. 31, 2012 UBS Revolver Maximum USD ($)	Dec. 31, 2012 UBS Revolver Minimum	Mar. 31, 2013 ABSA Revolver USD ($)	Dec. 31, 2012 ABSA Revolver USD ($)	Dec. 31, 2012 ABSA Revolver ZAR	Mar. 31, 2013 ABSA Revolver ZAR	Dec. 31, 2012 Wells Revolver USD ($)	Dec. 31, 2011 Wells Revolver USD ($)	Mar. 31, 2013 Wells Revolver USD ($)	Dec. 31, 2012 Wells Revolver Maximum	Feb. 14, 2011 Wells Revolver Maximum USD ($)
Line Of Credit Facility Covenant Compliance [Line Items]
Principal borrowing amount																																												$ 300,000,000	$ 300,000,000		$ 98,000,000	$ 106,000,000	900,000,000	900,000,000					$ 125,000,000
Borrowing base																																										275,000,000	221,000,000
Debt issuance cost			17,000,000																		17,000,000	18,000,000	18,000,000										28,000,000									7,000,000	7,000,000				1,000,000	1,000,000
Amortization expense																																	1,000,000									1,000,000	1,000,000				1,000,000	1,000,000
Borrowings																																															29,000,000	54,000,000	450,000,000	250,000,000
Short-Term Borrowings			30,000,000																																													30,000,000	250,000,000
Borrowings																																																			30,000,000	39,000,000
Amount of exit facility																		550,000,000		150,000,000
Net original Issue discount	12,000,000		6,000,000			5,000,000								7,000,000	7,000,000					7,000,000
Principal amount percent																				1.00%
Payments made during the year			3,000,000																										149,000,000
Proceeds from borrowings	945,000,000	550,000,000																	150,000,000												150,000,000
Loss on extinguishment of debt	(4,000,000)																															4,000,000
Proceeds from senior secured term loan	1,500,000,000
Senior secured term loan, Maturity Date	2020-03
Original Issue discount, percent	0.50%
Allocated unamortized original issue discount and debt issuance costs, amortization	20,000,000					16,000,000																								11,000,000
Borrowings	696,000,000					547,000,000																																					30
Additional Percentage margin of LIBOR rate				1.00%																						3.25%							2.50%	3.50%											1.00%	0.50%		3.50%	3.50%
Interest Rate																																									1.00%
Base Rate																																									2.00%
Aggregate principal amount issued	900,000,000		900,000,000
Senior notes percentage due 2020	6.375%		6.375%
Senior notes bear interest rate sold at par value	6.375%		6.375%
Amortization expense, debt issuance cost	1,000,000		1,000,000
Initial Principal Amount					425,000,000									700,000,000	700,000,000								900,000,000		425,000,000		16,000,000	16,000,000					1,500,000,000
Repayment in connection with refinancing																								421,000,000	421,000,000
Additional debt amount								8,000,000	8,000,000		6,000,000	6,000,000
Investment in joint venture operation			50.00%				50.00%	100.00%	50.00%	100.00%	50.00%	50.00%
Interest accrual rate	6.50%		6.50%
Principal Repayment	10,000,000		11,000,000																								1,000,000	2,000,000
Weighted average interest rate	17.00%		17.00%
Net assets recorded under capital leases	8,000,000		9,000,000
Lease Financing																																							1,000,000	1,000,000
Fair value of term loan																882,000,000	709,000,000																		1,523,000,000	910,000,000
Leverage ratio																																					0.02
Payment of dividend																																						$ 0.25
Variable Rate description			LIBOR rate for a one-month period plus 1%
Percentage margin of federal funds rate																									4.00%	2.25%																	0.50%
Applicable margin ranges for borrowings																																											1.50%
Borrowings at the adjusted LIBOR rate																																											2.00%
Repayments																																																24,000,000	200,000,000
Maturity date of senior secured asset-based revolving credit agreement														Feb. 08, 2018	Feb. 08, 2018								Aug. 15, 2020		Oct. 21, 2015		Feb. 01, 2016	Feb. 01, 2016					Mar. 19, 2020									Jun. 18, 2017					Jun. 14, 2017							Feb. 14, 2015
Fees incurred in connection with refinancing																																																			4,000,000
Short-term debt acquired in connection with the transaction, repaid throughout the year			75,000,000
Fair value of secured notes													910,000,000		709,000,000
Proceeds from Senior Notes expected to be used for returns of shareholder capital, including share buybacks			326,000,000
Increase or decrease based on the Company's public credit rating															0.25%
Debt issuance costs paid			12,000,000	5,000,000
Percentage of stated rate used to calculate base rate under condition three																									3.00%
Percentage of stated rate used to calculate Eurodollar rate under condition two																									2.00%
Requirement to maintain minimum fixed charge coverage ratio																																											1
Amount of excess availability under condition one to maintain minimum fixed charge coverage ratio																																											$ 20,000,000
Condition two to maintain minimum fixed charge coverage ratio																																											10% of the lesser of (x) the aggregate commitments in effect at such time and (y) the borrowing base
Description of period to maintain to minimum fixed charge coverage ratio																																											Preceding 60 consecutive days, borrowing availability would have been at all times greater than the greater of (i) $20 million and (ii) 10% of the aggregate commitments in effect at such time